Organization and principal activities	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Organization and principal activities

1.Organization and principal activities

(a)Organization and principal activities

HUYA Inc. (“Huya” or the “Company”, also refer to Huya’s consolidated operating entities, where appropriate) is a holding company incorporated in Cayman Islands on March 30, 2017 and conducts its business through its subsidiaries, a VIE and VIE’s subsidiaries (collectively refer to “VIEs”) (collectively, the “Group”) in the People’s Republic of China (the “PRC”).

The Group is principally engaged in operating its own live streaming platforms, which enable broadcasters and viewers to interact with each other during live streaming. The primary theme of the Group’s platforms is game live streaming. The Group has also extended themes to life and entertainment topics beyond games to cater for the Group’s users’ growing entertainment demands. In providing these services, the Group has cooperated with talent agencies in broadcaster recruitment, live streaming training and support, promotion strategies development and content management and discipline under the Group’s guidance and supervision. The Company generates majority of its revenue from sales of virtual items in live streaming platforms as well as other services, which substantially consist of advertising, online game-related services and sub - licensing.

Before April 3, 2020, the Company was a subsidiary of JOYY Inc. (“JOYY”, refer to JOYY Inc. or JOYY’s consolidated operating entities, where appropriate). On April 3, 2020, JOYY transferred 16,523,819 Class B ordinary shares of Huya to Linen Investment Limited, a wholly-owned subsidiary of Tencent Holdings Limited (the “Parent Company” or “Tencent”). Upon the closing of the shares transfer, Tencent’s voting power in Huya increased to more than 50% and became the controlling shareholder of Huya.

Pursuant to a definitive share transfer agreement dated April 28, 2023 between JOYY and Linen Investment Limited, a wholly-owned subsidiary of Tencent Holdings Limited (“Tencent”), the transfer of 38,374,463 Class B ordinary shares of HUYA Inc. from JOYY to Tencent was closed on May 5, 2023. Immediately after the closing of such share transfer, JOYY does not hold any shares of Huya, and Tencent holds 150,386,517 Class B ordinary shares of Huya, representing 62.7% of the total issued and outstanding ordinary shares and 94.4% of the total voting power of the Company.

In December 2023, the Company acquired a 100% equity interest in a global mobile application service provider from a subsidiary of Tencent for an aggregate cash consideration of US$81 million (equivalent to RMB574,826) (the “Acquisition”), which the intention to enhance Huya’s ability to promote and distribute game applications in international markets, while creating synergies with Nimo TV, the Company’s overseas game live streaming platform. This transaction also aligns with Huya’s strategic business transformation emphasizing game - related service offerings and relevant commercialization.

The Acquisition was a transaction between entities under common control, which, under U.S. GAAP, requires the assets and liabilities to be transferred at the historical cost of the entity, with prior periods retrospectively adjusted to furnish comparative information. See Note 4, Business combination under common control, within the Notes to these Consolidated Financial Statements for additional information.

(b)Public offering

The Company completed its IPO in May 2018, issued and sold a total of 17,250,000 American Depositary shares (“ADSs”) for a total consideration of US$176 million after deducting the underwriting discounts and commissions and offering expenses. Upon the completion of the IPO, the Company’s (1) 17,647,058 outstanding Series A-1 Preferred Shares were converted into Class A ordinary shares, (2) 4,411,765 outstanding Series A-2 Preferred Shares were converted into Class B ordinary shares, and (3) 64,488,235 outstanding Series B-2 Preferred Shares were converted into Class B ordinary shares immediately as of the same date.

In April 2019, the Company completed a follow-on public offering, issued and sold 13,600,000 ADSs for a total consideration of US$314 million after deducting the underwriting discounts and commissions and offering expenses. JOYY, as a selling shareholder, sold 4,800,000 Huya’s ADSs. These 4,800,000 Class B ordinary shares were converted into Class A ordinary shares automatically.

1.Organization and principal activities (continued)

(c)Principal subsidiaries and VIE

As of December 31, 2024, the Company’s principal subsidiaries and VIE are as follows:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities
Principal subsidiaries
Huya Limited	Hong Kong	January 4, 2017	100%	Investment holding
Guangzhou Huya Technology Co., Ltd. (“Huya Technology”)	PRC	June 16, 2017	100%	Software development
HUYA PTE. LTD.	Singapore	July 23, 2018	100%	Internet value added services
Hainan Huya Entertainment Information Technology Co., Ltd. (“Hainan Huya”)	PRC	December 4, 2019	100%	Cultural and Creative services
ELECYBER INTERNATIONAL PTE. LTD.	Singapore	September 27, 2021	100%	Internet value added services
VIE
Guangzhou Huya Information Technology Co., Ltd. (“Guangzhou Huya”)	PRC	August 10, 2016	100%	Internet value added services

(d)Variable interest entities

VIE agreements amongst Huya Technology, Guangzhou Huya and its shareholders

PRC laws and regulations impose restrictions on foreign ownership and investment in internet-based businesses such as distribution of online information, value-added telecommunications services. Huya is a Cayman Islands company and its PRC subsidiary is considered a foreign-invested enterprise. Huya believes the live streaming service offered through its platform constitutes a type of value-added telecommunication service where foreign ownership and investment are restricted; and therefore Huya should operate its platform through contractual arrangements with a variable interest entity and its shareholders to ensure compliance with the relevant PRC laws and regulations. Huya has entered into a series of contractual arrangements, through Huya Technology, with Guangzhou Huya and the shareholders of Guangzhou Huya to obtain a controlling financial interest (pursuant to ASC 810) over Guangzhou Huya and its subsidiaries, through which Huya operates its live streaming business.

Huya currently conducts its business through Guangzhou Huya and its subsidiaries based on these contractual arrangements, which allow Huya to:

●	exercise effective control over Guangzhou Huya and its subsidiaries;
●	receive substantially all of the economic benefits of Guangzhou Huya and its subsidiaries; and
●	have an exclusive option to purchase all or part of the equity interests in Guangzhou Huya when and to the extent permitted by PRC law.

As a result of these contractual arrangements, Huya Technology is the primary beneficiary of Guangzhou Huya, and Huya treats Guangzhou Huya as the variable interest entity under U.S. GAAP. Huya has consolidated the financial results of Guangzhou Huya and its subsidiaries in Huya’s consolidated financial statements in accordance with U.S. GAAP. Refer to Note 2(b) to the consolidated financial statements for the principles of consolidation.

1.Organization and principal activities (continued)

(d)Variable interest entities (continued)

VIE agreements amongst Huya Technology, Guangzhou Huya and its shareholders (continued)

As detailed in Note 1(a), Tencent became the controlling shareholder of Huya starting from April 3, 2020. Subsequently, the shareholders of Guangzhou Huya were changed from Guangzhou Huaduo Network Technology Co., Ltd. and Guangzhou Qinlv Investment Consulting Co., Ltd. to Linzhi Tencent Technology Co., Ltd. (“Linzhi Tencent”). Huya Technology, Guangzhou Huya and Linzhi Tencent, the new shareholder of Guangzhou Huya, entered into a series of contractual arrangements on 17 September 2020. Based on management’s assessment, there is no substantial change in the contractual arrangements and Huya Technology continues to be the primary beneficiary of Guangzhou Huya.

The following is a summary of the currently effective contractual arrangements by and among Huya Technology, Guangzhou Huya and Linzhi Tencent.

●	Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement, Huya Technology has the exclusive right to provide Guangzhou Huya technology support, business support and consulting services related to Guangzhou Huya’s business, the scope of which is to be determined by Huya Technology from time to time. Huya Technology owns the exclusive intellectual property rights created as a result of the performance of this agreement. The timing and amount of the service fee payments shall be determined at the sole discretion of Huya Technology. The term of this agreement is ten years from the execution date of this agreement and will be automatically extended for another ten years, unless otherwise agreed upon by Huya Technology and Guangzhou Huya.

●	Exclusive Option Agreement

Under the exclusive option agreement, Linzhi Tencent irrevocably granted Huya Technology or its designated representatives an exclusive option to purchase, to the extent permitted under PRC law, all or part of its equity interests in Guangzhou Huya. Huya Technology or its designated representatives have sole discretion as to when to exercise such options, either in part or in full. Without Huya Technology’s prior written consent, Linzhi Tencent shall not sell, transfer, mortgage or otherwise dispose of its equity interests in Guangzhou Huya. The term of this agreement is ten years and may be extended at Huya Technology’s sole discretion.

●	Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement, Linzhi Tencent, as the shareholder of Guangzhou Huya, pledged all of its equity interests in Guangzhou Huya to Huya Technology to guarantee the performance by Guangzhou Huya and Linzhi Tencent of their respective obligations under the exclusive business cooperation agreement, exclusive option agreement and voting rights proxy agreement. If Guangzhou Huya or Linzhi Tencent breaches their respective contractual obligations under those agreements, Huya Technology, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. This pledge will become effective on the date the pledged equity interests are registered with the competent administration for market regulation and will remain effective until the pledgor is no longer the shareholder of Guangzhou Huya. The pledged equity interests were registered with the competent administration for market regulation on September 21, 2020.

1.Organization and principal activities (continued)

(d)Variable interest entities (continued)

VIE agreements amongst Huya Technology, Guangzhou Huya and its shareholders (continued)

●	Shareholder Voting Rights Proxy Agreement

Under the voting rights proxy agreement, Linzhi Tencent, as the shareholder of Guangzhou Huya, irrevocably executed a power of attorney and appointed Huya Technology as its attorney-in-fact to exercise such shareholder’s rights in Guangzhou Huya, including, without limitation, the power to vote on its behalf on all matters of Guangzhou Huya requiring shareholder approval under PRC laws and regulations and the articles of association of Guangzhou Huya and rights to information relating to all business aspects of Guangzhou Huya. The term of this agreement is ten years from the execution date of this agreement and will be automatically extended for one more year indefinitely. Huya Technology has sole discretion to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huya.

Risks in relation to the VIE structure

The Business was primarily conducted through Guangzhou Huya, the VIE, controlled by the wholly foreign-owned enterprise (“WFOE”) through contractual arrangements. In the opinion of management, the contractual arrangements with the VIE and the shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the shareholders of the VIE were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements. In March 2019, the National People’s Congress enacted PRC Foreign Investment Law which would be effective starting from January 1, 2020. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision under the definition of “foreign investment”, which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. Existing laws or administrative regulations remain unclear whether the contractual arrangements with variable interest entities will be deemed to be in violation of the market access requirements for foreign investment under the PRC laws and regulations. However, the possibility that such entities will be deemed as foreign invested enterprise and subject to relevant restrictions in the future shall not be excluded. If variable interest entities fall within the definition of foreign investment entities, the Group’s ability to use the contractual arrangements with the VIE and the Group’s ability to conduct business through the VIE could be severely limited. The Group’s ability to control the VIE also depends on the power of attorney that the wholly owned subsidiary of the Group has to vote on all matters requiring shareholder approval in the VIE. As noted above, the Group believes these powers of attorney are legally enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure and the contractual arrangements with the VIE through which the Group conducts its business in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Group’s relevant PRC regulatory authorities could:

●	revoke or refuse to grant or renew the Group’s business and operating licenses;
●	restrict or prohibit related party transactions between the wholly owned subsidiary of the Group and the VIE;
●	impose fines, confiscate income or other requirements which the Group may find difficult or impossible to comply with;
●	require the Group to alter, discontinue or restrict its operations;
●	restrict or prohibit the Group’s ability to finance its operations, and;
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

1.Organization and principal activities (continued)

(d)Variable interest entities (continued)

Risks in relation to the VIE structure (continued)

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIE, which may result in deconsolidation of the VIE in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group’s operations depend on the VIE to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIE or the shareholders of the VIE fail to perform their obligations under those arrangements.

The following table sets forth the financial data for the VIEs on an aggregated basis as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024. For purposes of this presentation, activity within and between the VIEs have been eliminated, but transactions with other entities within the Group have been included without elimination.

Selected Condensed Consolidated Balance Sheets Data for the VIEs

	As of December 31,
	2023	2024
	RMB	RMB
Assets
Cash and cash equivalents	7,730	11,740
Restricted cash	18,137	15,891
Short-term deposits	130,000	430,000
Accounts receivable, net	27,795	45,545
Prepayments and other current assets	232,364	288,416
Amounts due from related parties	147,582	198,115
Amounts due from Group companies (1)	954,184	724,076
Investments	600,096	408,952
Intangible assets, net	30,364	45,045
Long-term deposits	360,000	60,000
Right of use asset	—	13,951
Other assets	18,604	2,440
Total assets	2,526,856	2,244,171
Deferred revenue and advances from customers	445,888	288,165
Accrued liabilities and other current liabilities	466,890	422,230
Amount due to related parties	103,055	134,169
Other liabilities	32,489	82,408
Total liabilities	1,048,322	926,972
Total shareholders’ equity	1,478,534	1,317,199

These balances have been reflected in the Group’s consolidated financial statements with intercompany transactions eliminated.

1.Organization and principal activities (continued)

(d)Variable interest entities (continued)

Selected Condensed Consolidated Statements of Operation Data for the VIEs

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Third-party revenues	8,937,121	6,686,033	5,719,359
Inter-company revenues	—	—	6,196
Total cost and expenses (2)	(9,161,422)	(6,746,390)	(5,732,001)
Others, net	55,551	(94,625)	(97,675)
Loss before income tax expenses	(168,750)	(154,982)	(104,121)
Income tax expenses	(6,801)	—	(253)
Share of loss from equity method investments	(520)	—	—
Net loss	(176,071)	(154,982)	(104,374)

Selected Condensed Consolidated Cash Flows Data for the VIEs

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash provided by operating activities (3)	379,397	56,821	24,602
Loans and advances to Group companies	(160,406)	—	—
Other investing activities	(720,237)	(49,263)	(22,838)
Net cash used in investing activities	(880,643)	(49,263)	(22,838)
Net cash used in financing activities	—	—	—

Note:

(1)	Inter-company service fees for technology support, business support and consulting fees (collectively defined as “VIE service fees”) are charged pursuant to the exclusive business cooperation agreement. As of December 31, 2022, 2023, and 2024, the outstanding balance of amounts due from Group companies were inter-company advances. There were no outstanding balances for VIE service fees charged to the VIEs.
(2)	For the years ended December 31, 2022, 2023 and 2024, VIE service fees were charged by the WFOE and other subsidiaries to the VIEs amounting to RMB6,863 million, RMB5,530 million and RMB4,622 million, respectively, which were settled as incurred.
(3)	For the years ended December 31, 2022, 2023 and 2024, cash paid by the VIEs to the WFOE and other subsidiaries for VIE service fees were RMB6,433 million, RMB5,391 million and RMB4,410 million, respectively. For the years ended December 31, 2022, 2023 and 2024, RMB415 million, RMB139 million and RMB212 million of the VIE service fees were not settled by cash, but by netting off against the intercompany receivables due from the primary beneficiary of VIE.